FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Fair Value Measurement of Warrants) (Details) - Fair Value, Inputs, Level 3 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	$ 658	$ 323	$ 1,205
Issuances	5,669	4,969	861
Exercises	(1,251)
Changes in fair value through profit and loss	5,142	(4,634)	(1,743)
Balance as of December 31	$ 10,218	$ 658	$ 323